Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001016073
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Driehaus Active Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DRIEHAUS

MUTUAL FUNDS

25 East Erie Street
Chicago, Illinois 60611
1-877-779-0079

Driehaus Active Income Fund *LCMAX

(Each, a "Fund" and together, the "Funds")

SUPPLEMENT DATED MAY 19, 2020

TO THE SUMMARY PROSPECTUS FOR EACH FUND ("SUMMARY PROSPECTUS") AND THE PROSPECTUS FOR THE FUNDS ("PROSPECTUS"), EACH DATED APRIL 30, 2020

Effective immediately, the following information replaces the existing disclosure under the "Average Annual Total Returns as of December 31, 2019" table on page 5 of the Prospectus and page 6 of the Summary Prospectus for the Driehaus Active Income Fund:

	1 Year	5 Years	10 Years
Average Annual Total Returns as of December 31, 2019
Driehaus Active Income Fund
Return Before Taxes	5.89%	1.91%	1.99%
Return After Taxes on Distributions	3.57%	0.31%	0.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.52%	0.82%	1.04%
FTSE 3-Month T-Bill Index* (reflects no deduction for fees, expenses, or taxes)	2.25%	1.05%	0.56%
Bloomberg Barclays U.S. Aggregate Bond Index** (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%

*	The FTSE 3-Month T-Bill Index shows how the Fund's performance compares with the average T-bill rates for each of the prior three months, adjusted to a bond-equivalent basis.

**	The use of the Bloomberg Barclays U.S. Aggregate Bond Index shows how the Fund's performance and volatility compares with an index that tracks the U.S. investment grade fixed rate bond market.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").